Long-Term Debt, Short-Term Debt, and Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-term Debt Obligations

A summary of our long-term debt obligations at December 31, 2017 and 2016, is set forth in the following table:

	2017	2016
	(Millions)
Tenneco Inc.—
Revolver borrowings due 2019, average effective interest rate 2.3% in 2016	$—	$300
Revolver borrowings due 2022, average effective interest rate 3.8% in 2017	244
Senior Tranche A Term Loan due 2017 through 2020, average effective interest rate 2.2% in 2016	—	270
Senior Tranche A Term Loan due 2017 through 2022, average effective interest rate 2.9% in 2017	390	—
5 3/8% Senior Notes due 2024	225	225
5% Senior Notes due 2026	500	500
Other subsidiaries—
Other Long Term Debt due in 2020, average interest rate 1.7% in 2017 and 2016	5	7
Notes due 2018 through 2028, average effective interest rate 0.3% in 2017 and 0.2% in 2016	10	8

	1,374	1,310
Less—maturities classified as current	3	3
unamortized debt issuance costs	13	13

Total long-term debt	$1,358	$1,294

Summary of Short-term Debt Obligations

Information regarding our short-term debt as of and for the years ended December 31, 2017 and 2016 is as follows:

	2017	2016
	(Millions)
Maturities classified as current	$3	$3
Short-term borrowings	80	87

Total short-term debt	$83	$90

	Notes Payable(a)
	2017	2016
	(Dollars in Millions)
Outstanding borrowings at end of year	$80	$87
Weighted average interest rate on outstanding borrowings at end of year(b)	2.9%	2.8%
Maximum month-end outstanding borrowings during year	$205	$193
Average month-end outstanding borrowings during year	$186	$177
Weighted average interest rate on average month-end outstanding borrowings during year(b)	2.7%	2.4%

(a)	Includes borrowings under both committed credit facilities and uncommitted lines of credit and similar arrangements.
(b)	This calculation does not include the commitment fees to be paid on the unused revolving credit facility balances which are recorded as interest expense for accounting purposes.

Financing Arrangements

Financing Arrangements

	Committed Credit Facilities(a) as of December 31, 2017
	Term	Commitments	Borrowings	Letters of Credit(b)	Available
	(Millions)
Tenneco Inc. revolving credit agreement	2022	$1,600	$244	$—	$1,356
Tenneco Inc. tranche A term facility	2022	390	390	—	—
Subsidiaries’ credit agreements	2018-2028	239	95	—	144

		$2,229	$729	$—	$1,500

(a)	We generally are required to pay commitment fees on the unused portion of the total commitment.
(b)	Letters of credit reduce the available borrowings under the revolving credit agreement.

Financial Ratios under Senior Credit Facility

The financial ratios required under the amended and restated senior credit facility and the actual ratios we calculated for the four quarters of 2017, are as follows:

	Quarter Ended
	December 31, 2017		September 30, 2017		June 30, 2017		March 31, 2017
	Req.	Act.	Req.	Act.	Req.	Act.	Req.	Act.
Leverage Ratio (maximum)	3.50	1.95	3.50	2.15	3.50	1.97	3.50	1.62
Interest Coverage Ratio (minimum)	2.75	10.77	2.75	11.48	2.75	12.44	2.75	15.38

Proforma Consolidated Leverage Ratio

The covenants in our senior credit facility agreement generally prohibit us from repaying or refinancing our senior notes. So long as no default existed, we would, however, under our senior credit facility agreement, be permitted to repay or refinance our senior notes (i) with the net cash proceeds of permitted refinancing indebtedness (as defined in the senior credit facility agreement) or with the net cash proceeds of our common stock, in each case issued within 180 days prior to such repayment; (ii) with the net cash proceeds of the incremental facilities (as defined in the senior credit facility agreement) and certain indebtedness incurred by our foreign subsidiaries; (iii) with the proceeds of the revolving loans (as defined in the senior credit facility agreement); (iv) with the cash generated by our operations; (v) in an amount equal to the net cash proceeds of qualified capital stock (as defined in the senior credit facility agreement) issued by us after May 12, 2017; and (vi) in exchange for permitted refinancing indebtedness or in exchange for shares of our common stock; provided that such purchases are capped as follows (with respect to clauses (iii), (iv) and (v) based on a pro forma consolidated leverage ratio after giving effect to such purchase, cancellation or redemption):

Pro forma Consolidated Leverage Ratio	Aggregate Senior Note Maximum Amount
(Millions)
Greater than or equal to 3.25x	$20
Greater than or equal to 3.0x	$100
Greater than or equal to 2.5x	$225
Less than 2.5x	no limit